Consolidated Balance Sheets (Unaudited) (Parentheticals) - ₪ / shares	Sep. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Common stock, shares authorized	180,000	180,000
Common stock, shares issued	55,112	54,441
Common stock, shares outstanding	55,112	54,441